STATEMENT OF CASH FLOWS (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2018	Jun. 30, 2017
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (940,381)	$ (1,165,523)	$ (2,413,122)	$ (1,330,672)
Adjustments to reconcile net loss to net cash to cash used by operating activities:
Services paid with common stock		364,500	642,850
Amortization of intangible assets	114,689	114,689	229,377	229,377
Amortization of debt discount	51,400		26,519
Share based compensation expense	19,697	39,773	893,484	92,052
Changes in operating assets and liabilities:
Increase in prepaid expenses				6,982
Accounts Payable	(456,422)	158,245	413,234	350,674
Accrued Payroll		125,000	229,167	27,972
Net cash used by operating activities	(1,211,017)	(363,316)	(621,341)	(623,615)
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayment of loan	(244,300)	(35,000)	(35,000)
Proceeds from issuance of preferred shares	3,040,000
Proceeds from related party				25,000
Proceeds from demand promissory note			250,000
Proceeds from issuance of common stock		395,000	344,999	479,999
Proceeds from exercise of options			2,000
Proceeds from issuance of warrants			100,000
Net cash provided by financing activities	2,795,700	360,000	661,999	504,999
Net decrease in cash	1,584,684	(3,316)	40,658	(118,616)
Cash, beginning of period	45,800	5,140	5,140	123,757
Cash, end of period	1,630,483	1,824	45,800	5,140
SUPPLEMENTAL CASH FLOW INFORMATION:
Issuance of warrants with debt			$ 26,519
Cash paid for interest
Cash paid for taxes
SCHEDULE OF NON-CASH FINANCING ACTIVITIES:
Conversion of preferred shares to common stock	3,200,000
Settlement of debt by issuance of common stock	1,150,135
Cashless exercise of warrants	224
Deemed dividends for ratchet adjustments to warrants	$ 48,659